COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Thousands, $ in Thousands	4 Months Ended		12 Months Ended			24 Months Ended
	Apr. 26, 2018 USD ($)	Apr. 26, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Minimum Rent Payment			$ 36		$ 46
Future Minimum Lease Payments			37		33
Future Minimum Lease Payments under non-cancellable			$ 22		0
Maximum grant to be received						$ 865
Percentage of actual cost			50.00%	50.00%
Percentage of sales on product and services as royelty			5.00%	5.00%
Subsidiaries [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Received actual costs			$ 377
Additional amount received	$ 118
Related Parties [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Minimum Rent Payment			$ 19		$ 0
NIS [Member] | Subsidiaries [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Amount of bank guarantees | ₪				₪ 225
Received actual costs | ₪				₪ 1,300
Additional amount received | ₪		₪ 413
NIS [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum grant to be received | ₪							₪ 3,000